Leases	6 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [abstract]
Leases
Note 10 - Leases

1.           Material lease agreements entered into during the period

Ellomay Solar Italy One and Ellomay Solar Italy Two each lease land in in the municipality of Latina, Borgo Bainsizza, Lazio Region, Italy from private lessors for a period of 31 years, on which they are constructing photovoltaic facilities. The contractual period of the aforesaid lease agreements ends in May 2053. A right-of-use asset in the amount of €1,335 thousand has been recognized in the statement of financial position in May 2022 in respect of leases of land. A lease liability in the amount of €1,335 thousand has been recognized in the statement of financial position in May 2022 in respect of such leases of land, out of which an amount of €17 thousand has been recognized in short term liabilities.

2.          Right-of-use assets

	Italy	Spain	Talasol	Israel	Bio Gas	Manara	Total
	€ in thousands
Cost

Balance as at January 1, 2022	-	2,755	7,587	1,503	170	11,352	23,367
Additions	1,335	-	-	36	-	97	1,468
Depreciation for the period	(5)	(58)	(202)	(59)	(110)	(237)	(671)
Disposals	-	(394)	-	-	-	-	(394)
Effect of changes in exchange rates	-	-	-	(48)	-	(362)	(410)
Balance as at June 30, 2022	1,330	2,303	7,385	1,432	60	10,850	23,360

3.          Lease liability

Maturity analysis of the company's lease liabilities

June 30, 2022
€ in thousands
Less than one year	675
One to five years	2,840
More than five years	13,366

Total	16,881

Current maturities of lease liability	675

Long-term lease liability	16,206